Note 11 - Property, plant and equipment, net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		$ 6,078,179	$ 5,556,263
End of the year		6,121,471	6,078,179
Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		725,063
End of the year		757,410	725,063
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		4,842,229
End of the year		4,873,502	4,842,229
Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		65,604
End of the year		73,562	65,604
Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		396,103
End of the year		372,990	396,103
Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		49,180
End of the year		44,007	49,180
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		15,313,080	14,383,647
Currency translation adjustment		(107,740)	58,481
Changes due to business combinations	[1]	(10,461)
Increase due to business combinations	[2]		393,981
Additions		635,513	570,997
Transfers / Reclassifications		(5,386)	(1,270)
Disposals / Consumptions		(107,290)	(92,756)
End of the year		15,717,716	15,313,080
Gross carrying amount [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		889,957	815,763
Currency translation adjustment		(5,336)	1,863
Changes due to business combinations	[1]	12,949
Increase due to business combinations	[2]		64,413
Additions		2,176	330
Transfers / Reclassifications		47,989	12,031
Disposals / Consumptions		(12,031)	(4,443)
End of the year		935,704	889,957
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		13,538,273	12,857,494
Currency translation adjustment		(94,711)	53,282
Changes due to business combinations	[1]	(24,063)
Increase due to business combinations	[2]		256,899
Additions		1,028	3,661
Transfers / Reclassifications		548,790	435,550
Disposals / Consumptions		(65,775)	(68,613)
End of the year		13,903,542	13,538,273
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		416,913	402,485
Currency translation adjustment		(2,952)	1,675
Changes due to business combinations	[1]
Increase due to business combinations	[2]		831
Additions		433	820
Transfers / Reclassifications		31,275	22,530
Disposals / Consumptions		(21,627)	(11,428)
End of the year		424,042	416,913
Gross carrying amount [member] | Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		396,103	252,379
Currency translation adjustment		(4,391)	1,462
Changes due to business combinations	[1]	653
Increase due to business combinations	[2]		71,838
Additions		616,218	546,515
Transfers / Reclassifications		(633,440)	(471,381)
Disposals / Consumptions		(2,153)	(4,710)
End of the year		372,990	396,103
Gross carrying amount [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		71,834	55,526
Currency translation adjustment		(350)	199
Changes due to business combinations	[1]
Increase due to business combinations	[2]
Additions		15,658	19,671
Transfers / Reclassifications
Disposals / Consumptions		(5,704)	(3,562)
End of the year		81,438	71,834
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(9,234,901)	(8,827,384)
Currency translation adjustment		(71,492)	40,153
Transfers / Reclassifications		(840)	(380)
Disposals / Consumptions		75,527	78,146
Depreciation charge		509,203	445,890
End of the year		(9,596,245)	(9,234,901)
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(164,894)	(152,272)
Currency translation adjustment		(699)	390
Transfers / Reclassifications		(333)	(16)
Disposals / Consumptions		1,834	8
Depreciation charge		16,266	12,256
End of the year		(178,294)	(164,894)
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(8,696,044)	(8,313,971)
Currency translation adjustment		(67,918)	38,074
Transfers / Reclassifications		(2,101)	(391)
Disposals / Consumptions		53,249	67,471
Depreciation charge		457,264	411,861
End of the year		(9,030,040)	(8,696,044)
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(351,309)	(340,526)
Currency translation adjustment		(2,686)	1,584
Transfers / Reclassifications		1,594	27
Disposals / Consumptions		20,444	10,667
Depreciation charge		20,707	19,839
End of the year		(350,480)	(351,309)
Accumulated depreciation, amortisation and impairment [member] | Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year
Currency translation adjustment
Transfers / Reclassifications
Disposals / Consumptions
Depreciation charge
End of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(22,654)	(20,615)
Currency translation adjustment		(189)	105
Transfers / Reclassifications
Disposals / Consumptions
Depreciation charge		14,966	1,934
End of the year		$ (37,431)	$ (22,654)

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[2]	For the year 2023, related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions.